Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue
Note 15 - Revenue
During the years ended December 31, 2025 and 2024, the Company had the following sources of revenue:

	For the year ended December 31,
	2025	2024

Royalty revenue*	$43,359	$15,993
Option, property and other revenue	284	330
Total	$43,643	$16,323
*Excludes royalty revenue generated from Caserones up to November 13, 2025 (Note 9).
The Company has a number of royalty interests and royalty generation properties being advanced by the Company and within partnered agreements. Many of these projects include staged or conditional payments owed to the Company payable in cash or partner equity pursuant to individual agreements. The Company may also earn conditional payments on producing royalties.
Note 15 - Revenue (continued)
During the years ended December 31, 2025 and 2024, the Company had the following sources of royalty revenue:

	For the year ended December 31,
	2025	2024

Ballarat	$2,454	$807
Bonikro	10,886	5,430
Caserones*	3,665	-
Gediktepe	1,613	-
Karlawinda	8,857	5,199
Korali-Sud	10,515	-
Leeville	1,192	-
Timok	1,086	-
Wahgnion	-	2,692
Other producing royalties	2,924	1,865
Advanced royalty payments	167	-
Total	$43,359	$15,993
*Excludes royalty revenue generated from Caserones up to November 13, 2025 (Note 9).